Shareholder Report, Holdings (Details) - TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF	Aug. 31, 2024
Cash
Holdings [Line Items]
Percent of Total Investments	176.90%
Derivatives [Member]
Holdings [Line Items]
Percent of Total Investments	(6.00%)
Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Total Investments	(70.90%)
Financials [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%